Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 394,838	$ 961,569	$ 1,356,407
Argenta Mine
Total		60,368	60,368
Buffalo Mountain Project
Total		7,260	7,260
FAD Project
Total		25,740	25,740
Granite Creek Mine
Total	7,211	57,653	64,864
Lone Tree Mine
Total	348,448	141,628	490,076
McCoyCove Mine
Total		431,607	431,607
Ruby Hill Mine
Total	$ 39,179	$ 237,313	$ 276,492